EMPLOYEE BENEFITS - Schedule of defined benefit plans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
Retirements payments	$ 57,785	$ 45,076
Resignation payments	11,537	6,365
Other obligations	53,296	42,047
Total liability for employee benefits	$ 122,618	$ 93,488